Structured entities - Unconsolidated (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 104,187	£ 113,760	[1]	£ 80,240
Derivative financial instruments	222,538	237,669	[1]	346,626
Loans and advances	326,406	324,048	[1]	345,900
Reverse repurchase agreements and other similar secured lending	2,308	12,546	[1]	13,454
Other assets	3,425	4,542	[1]	4,360
Total assets	1,133,283	1,133,248	[1]	1,213,126	[2]
Derivative financial instruments	219,643	238,345	[1]	£ 340,487
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	12,206	11,487
Financial assets designated at fair value	35,418	34,241
Derivative financial instruments	5,236	4,380
Reverse repurchase agreements and other similar secured lending		753
Other assets	33	509
Total assets	68,322	74,237
Derivative financial instruments	9,024	8,549
Structured entities [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	15,429	22,867
Secured financings [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets designated at fair value	32,359	31,520
Derivative financial instruments	0	0
Reverse repurchase agreements and other similar secured lending		753
Other assets	0	0
Total assets	32,359	37,754
Derivative financial instruments	0	0
Secured financings [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	0	5,481
Short-term traded interests [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	12,206	10,788
Financial assets designated at fair value	0	0
Derivative financial instruments	0	0
Reverse repurchase agreements and other similar secured lending		0
Other assets	0	0
Total assets	12,206	10,788
Derivative financial instruments	0	0
Short-term traded interests [Member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	0	0
Traded derivatives [Member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets designated at fair value	0	0
Derivative financial instruments	5,236	4,380
Reverse repurchase agreements and other similar secured lending		0
Other assets	0	0
Total assets	5,236	4,380
Derivative financial instruments	6,438	5,193
Traded derivatives [Member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	0	0
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	699
Financial assets designated at fair value	3,059	2,721
Derivative financial instruments	0	0
Reverse repurchase agreements and other similar secured lending		0
Other assets	33	509
Total assets	18,521	21,315
Derivative financial instruments	2,586	3,356
Other interests [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 15,429	£ 17,386

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.